Document and Entity Information	Jul. 24, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Bluerock Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002098410
Amendment Flag	false